Financial assets, liabilities and financial result (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w	Note	O/w Mobile	Note	O/w eliminations
	consolidated	telecom		Financial		telecom
	financial	activities		Services		activities /mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	1,210	—		1,210	17.1.1	—
Non-current financial assets	1,516	1,544	13.7	—		(27)	(1)
Non-current derivatives assets	132	132	13.8	—	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,075	—		2,077	17.1.1	(2)
Current financial assets	3,259	3,259	13.7	—		—
Current derivatives assets	162	162	13.8	—	17.1.3	—
Cash and cash equivalents	8,145	7,891	14.3	254		—
Non-current financial liabilities related to Mobile Financial Services activities	—	—		27	17.1.2	(27)	(1)
Non-current financial liabilities	30,089	30,089	13.3	—		—
Non-current derivatives liabilities	844	769	13.8	75	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,128	—		3,128	17.1.2	—
Current financial liabilities	5,170	5,172	13.3	—		(2)
Current derivatives liabilities	35	35	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of credit rating

	Standard	Moody’s	Fitch
	& Poor’s		Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Stable	Stable
Short-term debt	A2	P2	F2

Schedule of borrowing

	Initial
	nominal
	amount					Amounts
	(in millions		Interest rate			in millions
Notional currency	of currency)	Maturity	(%)	Issuer	Type of operations	of euros
EUR	750	July 7, 2027	1.250	Orange SA	Issuance	750
XOF	100,000	July 15, 2027	6.500	Sonatel	Issuance	152
EUR	500	September 16, 2029	0.125	Orange SA	Sustainable bond	500
EUR	750	April 7, 2032	1.625	Orange SA	Issuance	750
Total of issuances						2,152
EUR	25	February 10, 2020	4.200	Orange SA	Repayment at maturity	(25)
EUR	25	February 10, 2020	10Y CMS + 0.80	Orange SA	Repayment at maturity	(25)
EUR	1,000	April 9, 2020	3.875	Orange SA	Repayment at maturity	(1,000)
GBP	450	November 10, 2020	7.250	Orange SA	Repayment at maturity	(267)	(1)
EUR	650	January 15, 2022	0.500	Orange SA	Partial repayment	(35)
EUR	150	February 6, 2023	EUR 3M + 5.5	SecureLink	Early repayment	(150)
EUR	1,000	June 15, 2022	3.000	Orange SA	Early repayment	(1,000)
MAD	1,090	December 18, 2025	3.970	Médi Telecom	Regular annual basis repayment	(9)
MAD	720	December 18, 2025	1Y BDT + 1.00	Médi Telecom	Regular annual basis repayment	(14)
MAD	1,002	December 10, 2026	3.400	Médi Telecom	Regular annual basis repayment	(13)
MAD	788	December 10, 2026	1Y BDT + 0.85	Médi Telecom	Regular annual basis repayment	(10)
Total of repayments						(2,548)

(1)	On November 10, 2020, the Group redeemed the residual amount 238 million pounds sterling (267 million euros) on an original nominal amount of 450 million pounds sterling.

Schedule of financial assets

The financial assets break down as follows:

(in millions of euros)	December 31, 2020			December 31, 2019	December 31, 2018
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	431	—	431	277	254
Investments securities	431	—	431	277	254
Financial assets at fair value through profit or loss	784	3,206	3,990	4,953	4,041
Investments at fair value(1)	—	3,206	3,206	4,696	2,683
Investments securities	141	—	141	133	805
Cash collateral paid (2)	642	—	642	123	553
Financial assets at amortized cost	329	53	382	772	762
Receivables related to investments(3)	44	11	55	70	55
Other(4)	285	42	327	702	707
Total financial assets	1,544	3,259	4,803	6,001	5,057

(1)	NEUCP and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including loan from Orange SA to Orange Bank for 27 million euros.
(4)	The escrowed amount of 346 million euros booked in 2018 in relation with the Digicel litigation has been fully paid in 2020 (see Note 18).

Investment securities

Schedule of investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2020	2019	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	277	254	208
Acquisitions	81	52	75
Changes in fair value	94	(25)	(22)
Sales	(20)	(2)	(7)
Other movements	(2)	(2)	—
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	431	277	254

Schedule of investment securities measured at fair value through profit or loss

Investment securities measured at fair value through profit or loss

(in millions of euros)	2020	2019	2018
Investment securities measured at fair value through profit or loss - in the opening balance	133	805	1,005
Changes in fair value	8	17	(101)
Sale of BT shares	—	(659)	(53)
Other movements	(0)	(29)	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	141	133	805

Schedule of change in cash flow hedge reserve

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(160)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	(0)	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Finance
			and equipment	Lease

		Current and non current	Property, plant and	Current and non current
Balance sheet item		financial liabilities	equipment	financial liabilities

Schedule of hedges unmatured and their effects on financial statements

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk
Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	223	216	6	1
Carrying amount – liability	(534)	(502)	(1)	(31)
Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—
Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	0
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current

The main hedges unmatured at December 31, 2019, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Leasing and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

Schedule of maturity analysis

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2021	2022	2023	2024	2025
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	—	500	(1)
GBP	517	—	—	—	2,512	(2)
HKD	—	—	1,110	—	939	(3)
NOK	—	—	—	—	1,300	(4)
USD	1,000	—	—	—	4,200	(5)
Interest rate swaps
EUR	255	—	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	20	41	—	33	—
Orange Polska
Forwards
EUR	141	—	—	—	—

(1)	400 million Swiss francs with a maturity 2025 and 100 million Swiss francs with a maturity 2029.
(2)	262 million pounds sterling with a maturity 2025, 500 million pounds sterling with a maturity 2028, 750 million pounds sterling with a maturity 2032, 500 million pounds sterling with a maturity 2034 and 500 million pounds sterling with a maturity 2050.
(3)	939 million Hong Kong dollars with a maturity 2034.
(4)	500 million Norwegian kroners with a maturity 2025 and 800 million Norwegian kroners with a maturity 2028.
(5)	2,450 million US dollars with a maturity 2031, 900 million US dollars with a maturity 2042 and 850 million US dollars with a maturity 2044.
(6)	100 million euros with a maturity 2030.

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net finance costs and other comprehensive income on financial assets and liabilities

(in millions of euros)							Other
							compre-
	Finance costs, net						hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	0		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116
2019 (3)
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(129)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(233)	(1,261)	119
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)

(1)	Include interests on debt relating to financed assets for (1) million euros in 2020 and 2019.
(2)	Include interest on lease liabilities for (120) million euros in 2020 and (129) million euros in 2019 and effects related to the investment in BT for (119) million euros in 2019, and (51) million euros in 2018.
(3)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

Schedule of net financial debt

(in millions of euros)	Note	December 31,	December 31,		December 31,
		2020	2019		2018
TDIRA	13.4	636	822		822
Bonds	13.5	29,848	30,893		27,070
Bank loans and from development organizations and multilateral lending institutions	13.6	3,671	4,013		3,664
Debt relating to financed assets		295	125		—
Finance lease liabilities		—	—		584
Cash collateral received	14.5	31	261		82
NEU Commercial Paper (1)		555	158		1,116
Bank overdrafts		154	203		318
Other financial liabilities		70	602	(2)	363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		35,260	37,076		34,019
Current and non-current Derivatives (liabilities)	13.8	804	436		845
Current and non-current Derivatives (assets)	13.8	(294)	(573)		(385)
Other comprehensive income components related to unmatured hedging instruments	13.8	(541)	(542)		(721)
Gross financial debt after derivatives (a)		35,229	36,397		33,758
Cash collateral paid (3)	14.5	(642)	(123)		(553)
Investments at fair value (4)	14.3	(3,206)	(4,696)		(2,683)
Cash equivalents	14.3	(5,140)	(3,651)		(2,523)
Cash		(2,751)	(2,462)		(2,558)
Assets included in the calculation of net financial debt (b)		(11,740)	(10,931)		(8,317)
Net financial debt (a) + (b)		23,489	25,466		25,441

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	As of December 31, 2019, included 500 million euros of subordinated notes reclassified as a short term liability and redeemed on February 7, 2020 (first call date).
(3)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(4)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Schedule of changes in financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2019	flows	on cash flows				2020
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	(185)	—	—	(1)		636
Bonds	30,893	(389)	—	(624)	(31)	(1)	29,848
Bank loans and from development organizations and multilateral lending institutions	4,013	(322)	—	(25)	5		3,671
Debt relating to financed assets	125	(60)	—	—	231		295
Cash collateral received	261	(230)	—	—	(0)		31
NEU Commercial Paper	158	397	—	—	(0)		555
Bank overdrafts	203	(37)	(0)	(12)	—		154
Other financial liabilities	602	(484)	—	(2)	(46)		70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,076	(1,311)	(0)	(663)	157		35,260
Net derivatives	(138)	37	—	641	(29)		510
Cash collateral paid	(123)	(519)	—	0	—		(642)
Cash flows from financing activities		(1,793)

(1) Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,2018	Cash flows	Other changes with no impact on cash flows				December 31, 2019
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		—
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	(0)		261
NEU Commercial Paper	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	(0)	—		(123)
Cash flows from financing activities		3,253

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2017	flows	on cash flows				2018
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Paper	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly corresponding to changes in accrued interests not yet due.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	24,822	4,342	3,331	35	201	139	485	1,875	35,229
Financial assets included in the calculation of net financial debt	(10,558)	(104)	(113)	(83)	(27)	(42)	(43)	(770)	(11,740)
Net debt by currency before effect of foreign exchange derivatives (1)	14,263	4,238	3,218	(49)	174	97	442	1,105	23,489
Effect of foreign exchange derivatives	7,858	(4,281)	(4,364)	1,289	—	—	—	(502)	—
Net financial debt by currency after effect of foreign exchange derivatives	22,121	(43)	(1,146)	1,240	174	97	442	603	23,489

(1)	Including the market value of derivatives in local currency.

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Number of securities	44,880	57,981	57,981
Equity component before deferred taxes	152	196	196
Debt component	636	822	822
o/w accrued interests not yet due	3	4	4
Paid interest	14	18	27

Schedule of consolidated net income of investment

(in millions of euros)	2019	2018
Impact of 2018 sale	—	(2)
Impact of 2019 sale	(119)	(93)
Dividends received	—	44
Effect in the consolidated financial net income of the investment in BT	(119)	(51)

Schedule of derivatives

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
	Net	Net	Net
Hedging derivatives	(311)	324	(162)
Cash flow hedge derivatives	(311)	328	(160)
Fair value hedge derivatives	(0)	(4)	(2)
Derivatives held for trading (1)	(199)	(187)	(298)
Net derivatives(2)	(510)	138	(460)

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 15.4) for (210) million euros in 2020, (136) million euros in 2019 and (246) million euros in 2018.
(2)	Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 251 million euros in 2020, 822 million euros in 2019 and 512 million euros in 2018. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

Notional	Initial nominal	Maturity	Interest rate (%)	Outstanding amount (in millions of euros)
currency	amount			December 31,	December 31,	December 31,
	(in millions of			2020	2019	2018
	currency units)
Bonds matured before December 31, 2020				—	2,479	6,715
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(1)	517	June 27, 2021	0.375	575	608	578
USD	1,000	September 14, 2021	4.125	815	890	873
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	650	January 15, 2022	0.500	615	650	—
EUR	500	September 16, 2022	3.375	500	500	500
EUR	500	March 1, 2023	2.500	500	500	500
EUR	750	September 11, 2023	0.750	750	750	750
HKD	700	October 6,2023	3.230	74	80	78
HKD	410	December 22, 2023	3.550	43	47	46
EUR	650	January 9, 2024	3.125	650	650	650
EUR	1,250	July 15,2024	1.125	1,250	1,250	—
EUR	750	May 12, 2025	1.000	750	750	750
EUR	800	September 12, 2025	1.000	800	800	800
NOK	500	September 17, 2025	3.350	48	51	50
CHF	400	November 24, 2025	0.200	370	369	—
GBP	350	December 5, 2025	5.250	292	308	293
MAD (2)	1,090	December 18, 2025	3.97	72	87	100
MAD (2)	720	December 18, 2025	1Y BDT + 1.00	47	57	66
EUR	750	September 4, 2026	0.000	750	750	—
EUR	75	November 30, 2026	4.125	75	75	75
MAD (2)	1,002	December 10, 2026	3.4	79	93	—
MAD (2)	788	December 10, 2026	1Y BDT + 0.85	62	73	—
EUR	750	February 3, 2027	0.875	750	750	750
EUR	750	July 7, 2027	1.250	750	—	—
XOF	100,000	July 15, 2027	6.500	152	—	—
EUR	500	September 9, 2027	1.500	500	500	500
EUR	1,000	March 20, 2028	1.375	1,000	1,000	1,000
EUR	50	April 11, 2028	3.220	50	50	50
NOK	800	July 24, 2028	2.955	76	81	80
GBP	500	November 20, 2028	8.125	556	588	559
EUR	1,250	January 15, 2029	2.000	1,250	1,250	—
EUR	150	April 11, 2029	3.300	150	150	150
CHF	100	June 22, 2029	0.625	93	92	—
EUR	500	September 16, 2029	0.125	500	—	—
EUR	1,000	January 16, 2030	1.375	1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875	1,200	1,200	1,200
EUR	105	September 17, 2030	2.600	105	105	105

(1)	Exchangeable bonds in BT shares (see below).
(2)	Bonds issued by Médi Telecom.Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2020	2019	2018
	currency units)
EUR	100	November 6, 2030	0.091	(3)	100	100	100
USD	2,500	March 1, 2031	9.000	(4)	2,006	2,191	2,150
EUR	300	May 29, 2031	1.342		300	300	—
EUR	50	December 5, 2031	4.300	(zero coupon)	72	69	67
EUR	50	December 8, 2031	4.350	(zero coupon)	73	70	67
EUR	50	January 5, 2032	4.450	(zero coupon)	71	68	65
GBP	750	January 15, 2032	3.250		834	882	—
EUR	750	April 7, 2032	1.625		750	—	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	—
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
GBP	500	January 23, 2034	5.625		556	588	559
HKD	939	June 12, 2034	3.070		99	107	—
EUR	300	July 11, 2034	1.200		300	300	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		733	801	786
USD	850	February 6, 2044	5.500		693	757	742
EUR	750	September 4, 2049	1.375		750	750	—
GBP	500	November 22, 2050	5.375		556	588	559
Outstanding amount of bonds					29,524	30,537	26,695
Accrued interest					487	532	527
Amortized cost					(163)	(176)	(152)
Total					29,848	30,893	27,070

(3)	Bond bearing interests at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% (-0.45% until November 2021), but the variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(4)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes, see Note 14.3).

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Sonatel	292	380	343
Orange Mali	227	203	200
Médi Telecom	220	282	335
Orange Côte d’Ivoire	172	237	225
Orange Egypt	163	213	210
Orange Cameroon	111	82	105
Orange Jordanie	61	77	31
Orange Burkina Faso	56	46	—
Other	81	104	127
Bank loans	1,384	1,625	1,574
Orange SA(1)	2,288	2,356	2,023
Orange Espagne	—	33	67
Loans from development organizations and multilateral lending institutions(2)	2,288	2,389	2,090
Total	3,671	4,013	3,664

(1)	In 2020, Orange SA has redeemed at maturity a loan of 400 million euros and has negotiated with the European Investment Bank a new loan of 350 million euros (maturity in 2027). In 2019, Orange SA negotiated a loan of 350 million euros (maturity in 2026) and two loans in 2018 for a total notional of 650 million euros (maturity in 2025).
(2)	Primarily the European Investment Bank.